Leases - Summary of Unrealized Interest Income of the Finance Lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of undiscounted lease payments to net investment in finance lease [abstract]
Total investment in lease	₩ 1,081,842	₩ 1,205,329
Net investment in lease	988,999	1,106,019
Present value of minimum lease payments	988,999	1,106,019
Unearned interest income	₩ 92,843	₩ 99,310